Litigation - Contingent liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Tax litigation
Contingent liabilities
Contingent liabilities	$ 8,641	$ 8,840
Civil litigation
Contingent liabilities
Contingent liabilities	1,957	1,623
Labor litigation
Contingent liabilities
Contingent liabilities	1,475	1,952
Environmental litigation
Contingent liabilities
Contingent liabilities	1,051	2,190
Administrative and judicial claims
Contingent liabilities
Contingent liabilities	$ 13,124	$ 14,605